     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 30, 2010

                                                 FILE NOS. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 27                            [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 113                                            [X]


                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

             666 THIRD AVENUE, 9TH FLOOR, NEW YORK, NEW YORK 10017 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485;

[_] on (date) pursuant to paragraph (b) of Rule 485;

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.


SUBACCOUNTS



                                                                                               ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.             Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.             Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.             Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ---------------------------------------------------------------------------------------------------------
                   INVESCO VAN KAMPEN V.I.              Seeks capital growth and income          Invesco Advisers, Inc.
                   COMSTOCK FUND -- SERIES II           through investments in equity
                   SHARES (FORMERLY, COMSTOCK           securities, including common stocks,
                   PORTFOLIO -- CLASS II SHARES)        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                   ---------------------------------------------------------------------------------------------------------



19779NY SUPPC 06/30/10

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                     SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                    AS APPLICABLE)
                     ------------------------------------------------------------------------------------------------------------
                     INVESCO VAN KAMPEN V.I. EQUITY    Seeks both capital appreciation and     Invesco Advisers, Inc.
                     AND INCOME FUND -- SERIES II      current income.
                     SHARES (FORMERLY, EQUITY AND
                     INCOME PORTFOLIO -- CLASS II
                     SHARES)
                     ------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return          AllianceBernstein, L.P.
VARIABLE PRODUCTS    WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.    CLASS B                           determination of reasonable risk.
                     ------------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.            AllianceBernstein L.P.
                     THEMATIC GROWTH PORTFOLIO --
                     CLASS B
                     ------------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.            AllianceBernstein L.P.
                     INCOME PORTFOLIO -- CLASS B
                     ------------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.            AllianceBernstein L.P.
                     VALUE PORTFOLIO -- CLASS B
                     ------------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.            AllianceBernstein L.P.
                     GROWTH PORTFOLIO -- CLASS B
                     ------------------------------------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.            AllianceBernstein L.P.
                     GROWTH PORTFOLIO -- CLASS B
                     ------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP INFLATION PROTECTION FUND --   Pursues long-term total return using a  American Century Investment
VARIABLE PORTFOLIOS  CLASS II                          strategy that seeks to protect against  Management, Inc.
II, INC.                                               U.S. inflation.
                     ------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE   BLACKROCK BASIC VALUE V.I. FUND   Seeks capital appreciation and,         BlackRock Advisors, LLC
SERIES FUNDS, INC.   -- CLASS III SHARES               secondarily, income.                    (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                     ------------------------------------------------------------------------------------------------------------
                     BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.     BlackRock Advisors, LLC
                     FUND -- CLASS III SHARES                                                  (subadvised by BlackRock
                                                                                               Investment Management, LLC and
                                                                                               BlackRock Asset Management U.K.
                                                                                               Limited)
                     ------------------------------------------------------------------------------------------------------------
                     BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.         BlackRock Advisors, LLC
                     V.I. FUND -- CLASS III SHARES                                             (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                     ------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of      Columbia Management Investment
VARIABLE INSURANCE   VARIABLE SERIES -- CLASS A        capital.                                Advisers, LLC (subadvised by
TRUST I                                                                                        Marsico Capital Management, LLC)
                     ------------------------------------------------------------------------------------------------------------
                     COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of      Columbia Management Investment
                     OPPORTUNITIES FUND, VARIABLE      capital.                                Advisers, LLC (subadvised by
                     SERIES -- CLASS B                                                         Marsico Capital Management, LLC)
                     ------------------------------------------------------------------------------------------------------------
EATON VANCE          VT FLOATING-RATE INCOME FUND      To provide a high level of current      Eaton Vance Management
VARIABLE TRUST                                         income.
                     ------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   EVERGREEN VA OMEGA FUND --        Seeks long-term capital growth.         Evergreen Investment Management
ANNUITY TRUST        CLASS 2/1/                                                                Company, LLC
                     ------------------------------------------------------------------------------------------------------------



                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class 2 will be reorganized into the following fund:



                                                                                    ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE                AS APPLICABLE)
                ---------------------------------------------------------------------------------------------------
WELLS FARGO     WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital  Wells Fargo Funds Management,
VARIABLE TRUST  GROWTH FUND -- CLASS 2          appreciation.                     LLC (subadvised by Wells Capital
                                                                                  Management Incorporated)
                ---------------------------------------------------------------------------------------------------


                      SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
FEDERATED             FEDERATED HIGH INCOME BOND         Seeks high current income by
INSURANCE SERIES      FUND II -- SERVICE SHARES          investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS    SERVICE CLASS 2                    consistent with reasonable risk.
FUND










                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poors
                                                         500/SM/ Index (S&P 500(R)).
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO      Seeks high total return through a
                      -- SERVICE CLASS 2                 combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high current income by               Federated Investment Management
investing in lower-rated corporate debt    Company
obligations, commonly referred to as
"junk bonds."
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                                           Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poors
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                    -----------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --  Seeks capital appreciation, with
VARIABLE INSURANCE  CLASS 2 SHARES                    income as a secondary goal. The fund
PRODUCTS TRUST                                        normally invests primarily in U.S. and
                                                      foreign equity securities that the
                                                      manager believes are undervalued. The
                                                      fund also invests, to a lesser extent in
                                                      risk arbitrage securities and distressed
                                                      companies.
                    -----------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES            fund normally invests primarily in
                                                      equity securities of companies located
                                                      anywhere in the world, including those
                                                      in the U.S. and in emerging markets.
                    -----------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --         Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                    future income.
                    -----------------------------------------------------------------------------
                    MONEY MARKET FUND/1 /             Seeks a high level of current income
                                                      consistent with the preservation of
                                                      capital and maintenance of liquidity.
                    -----------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                    CLASS 1 SHARES                    current income and capital
                                                      appreciation.
                    -----------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND --          Seeks long-term growth of capital.
                    CLASS 1 SHARES




                    -----------------------------------------------------------------------------
                    TOTAL RETURN FUND/2/              Seeks the highest total return,
                                                      composed of current income and
                                                      capital appreciation, as is consistent
                                                      with prudent investment risk.
                    -----------------------------------------------------------------------------
                    U.S. EQUITY FUND --               Seeks long-term growth of capital.
                    CLASS 1 SHARES
                    -----------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH           The fund's investment objective is
INSURANCE TRUST     FUND -- SERVICE SHARES            long-term capital growth.

                    -----------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP         The fund's investment objective is
                    VALUE FUND -- SERVICE SHARES      long-term capital appreciation.


                    -----------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE         The fund's investment objective is
                    FUND -- SERVICE SHARES            long-term growth of capital.

                    -----------------------------------------------------------------------------
                    GENWORTH EATON VANCE LARGE CAP    The fund's investment objective is to
                    VALUE FUND -- SERVICE SHARES      seek total return.

                    -----------------------------------------------------------------------------
                    GENWORTH ENHANCED INTERNATIONAL   The fund's investment objective is to
                    INDEX FUND -- SERVICE SHARES      outperform the Morgan Stanley Capital
                                                      International Europe, Australasia and Far
                                                      East Index ("MSCI EAFE Index") while
                                                      maintaining a market level of risk.
                    -----------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent in
risk arbitrage securities and distressed
companies.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and maintenance of liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP and SouthernSun Asset
                                           Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. and Palisade
with prudent investment risk.              Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
-------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
-------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and Far
East Index ("MSCI EAFE Index") while
maintaining a market level of risk.
-------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                     /2 /For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    GENWORTH GOLDMAN SACHS             The fund's investment objective is to
                    ENHANCED CORE BOND INDEX           seek to outperform the total return
                    FUND -- SERVICE SHARES (FORMERLY,  performance of the Barclays Capital
                    GENWORTH LEGG MASON WESTERN        Aggregate Bond Index (the "Bond
                    ASSET CORE PLUS BOND FUND)         Index") while maintaining a risk level
                                                       commensurate with the Bond Index.
                    ------------------------------------------------------------------------------
                    GENWORTH LEGG MASON                The fund's investment objective is to
                    CLEARBRIDGE AGGRESSIVE GROWTH      seek capital appreciation.
                    FUND -- SERVICE SHARES (FORMERLY,
                    GENWORTH LEGG MASON PARTNERS
                    AGGRESSIVE GROWTH FUND)
                    ------------------------------------------------------------------------------
                    GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is to
                    FUND -- SERVICE SHARES             seek total return which exceeds that of
                                                       the S&P 500 Index.

                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                    SHARES                             consistent with preservation of capital
                                                       and balanced by current income.
                    ------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST     SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                    ------------------------------------------------------------------------------
                    MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------
                    MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------
OPPENHEIMER         OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment return,
VARIABLE ACCOUNT    -- SERVICE SHARES                  which includes current income and
FUNDS                                                  capital appreciation in the value of its
                                                       shares.
                    ------------------------------------------------------------------------------
                    OPPENHEIMER CAPITAL                Seeks capital appreciation by investing
                    APPRECIATION FUND/VA -- SERVICE    in securities of well-known,
                    SHARES                             established companies.
                    ------------------------------------------------------------------------------
                    OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital appreciation
                    FUND/VA -- SERVICE SHARES          by investing a substantial portion of its
                                                       assets in securities of foreign issuers,
                                                       "growth type" companies, cyclical
                                                       industries and special situations that
                                                       are considered to have appreciation
                                                       possibilities.
                    ------------------------------------------------------------------------------
                    OPPENHEIMER MAIN STREET FUND/      Seeks high total return.
                    VA -- SERVICE SHARES
                    ------------------------------------------------------------------------------
                    OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.
                    CAP FUND/VA -- SERVICE SHARES
                    ------------------------------------------------------------------------------
PIMCO VARIABLE      ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST     CLASS SHARES                       with preservation of real capital and
                                                       prudent investment management.
                    ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
         ClearBridge Advisors, LLC)


----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital
consistent with preservation of capital    Management LLC
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital
long-term growth of capital.               Management LLC
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------
Seeks high total return.                   OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.                OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
----------------------------------------------------------------------------



                     /1 /A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:




                      SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                      ---------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGER/SM/ PORTFOLIO -- Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                    reduced risk over the long term by
FUND                                                     allocating its assets among stocks,
                                                         bonds, and short-term instruments.









                      ---------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      ---------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES               seek capital appreciation.
                      ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:




                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       -----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL    Seeks capital growth.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY, CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       -----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE    Seeks to provide a high level of current
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO    income. Long-term capital
                       -- CLASS II (FORMERLY, LEGG MASON  appreciation will be its secondary
                       PARTNERS VARIABLE CAPITAL AND      objective. This objective may be
                       INCOME PORTFOLIO -- CLASS II)      changed without shareholder approval.
                       -----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.



----------------------------------------------------------------------------
Seeks to provide a high level of current  Legg Mason Partners Fund Advisor,
income. Long-term capital                 LLC (subadvised by ClearBridge
appreciation will be its secondary        Advisors, LLC)
objective. This objective may be
changed without shareholder approval.
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
AIM VARIABLE        INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.           Invesco Advisers, Inc.
INSURANCE FUNDS     SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE   V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)    SHARES)
                    ------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.        BlackRock Advisors, LLC
SERIES FUNDS, INC.  FUND -- CLASS III SHARES                                                   (subadvised by BlackRock
                                                                                               Investment Management, LLC)
                    ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent        GE Asset Management Incorporated
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                    ------------------------------------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of capital and  GE Asset Management Incorporated
                    SHARES/1/                           future income.
                    ------------------------------------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of capital and  GE Asset Management Incorporated
                    CLASS 1 SHARES                      future income rather than current
                                                        income.
                    ------------------------------------------------------------------------------------------------------------



                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                       CLASS II (FORMERLY, LEGG MASON   shareholder approval.
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE        income as a secondary consideration.
                       PORTFOLIO -- CLASS I (FORMERLY,  This objective may be changed without
                       LEGG MASON CLEARBRIDGE VARIABLE  shareholder approval.
                       FUNDAMENTAL VALUE PORTFOLIO --
                       CLASS I)
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to
INSURANCE TRUST        SERVICE CLASS SHARES             seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        in "growth type" companies.
                       SHARES (FORMERLY, OPPENHEIMER
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) FUND/2/         Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)


---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.


---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.



---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES      income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Service Center by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:


EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,228      $2,439      $3,490       $7,118



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $602       $1,987      $3,392       $7,000



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $688       $2,079      $3,490       $7,118



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

   Part A and Part B of Post-Effective Amendment No. 25 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 26, 2010, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 27 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(c)    [Reserved.]

 (4)(d)    Payment Protection Variable Annuity Rider. Previously filed on
           October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

 (5)       Form of Application. Previously filed on October 20, 2006 with
           Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)    Amended and Restated Articles of Incorporation of Genworth Life
           Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-97085.

 (7)       Reinsurance Agreements. Previously filed on April 26, 2010 with
           Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (7)(a)    Reinsurance Agreement. Previously filed on July 16, 2009 with
           Post-Effective Amendment No. 24 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
           25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (b)    Participation Agreement between GE Investments Funds, Inc. Genworth
           Life Insurance Company of New York. Previously filed on September 1,
           2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)    Participation Agreement between Janus Aspen Series and GE Capital
           Life. Previously filed with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

    (d)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on December 7, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (e)(1) Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-97085.

    (g)    [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (h)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r) Amended and Restated Fund Participation Agreement between Franklin
        Templeton Variable Insurance Products Trust, Franklin/Templeton
        Distributors, Inc., Genworth Life Insurance Company of New York and
        Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

    (s) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (t) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and Goldman Sachs Variable Insurance Trust.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
        25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (x) [Reserved.]

    (y) Form of Fund Participation Agreement between American Century
        Investment Services, Inc. and Genworth Life Insurance Company of New
        York regarding American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

    (z) Fund Participation Agreement between Genworth Life and Annuity
        Insurance Company, Genworth Variable Insurance Trust and Genworth
        Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

 (9)    Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on April 26, 2010 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 26, 2010 with Post-Effective Amendment No. 25 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)    Power of Attorney. Previously filed on April 26, 2010 with
        Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-97085.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          NAME                         ADDRESS                       POSITION WITH COMPANY
          ----                         -------                       ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor        Director, Chairperson of the Board,
                          New York, New York 10017           President and Chief Executive Officer
Marshal S. Belkin........ 345 Kear Street Yorktown Heights,  Director
                          New York 10598

          NAME                        ADDRESS                        POSITION WITH COMPANY
          ----                        -------                         ---------------------
Ward E. Bobitz........... 6620 West Broad Street           Director, Vice President and Assistant
                          Richmond, Virginia 23230         Secretary
Richard I. Byer.......... 11 Westwind Road                 Director
                          Yonkers, New York 10710
Paul A. Haley............ 6610 West Broad Street           Director, Senior Vice President and Chief
                          Richmond, Virginia 23230         Actuary
Pamela S. Schutz......... 6610 West Broad Street           Director and Executive Vice President
                          Richmond, Virginia 23230
Ronald P. Joelson........ 3001 Summer Street               Director, Senior Vice President and Chief
                          2nd Floor                        Investment Officer
                          Stamford, Connecticut 06905
Thomas M. Stinson........ 6630 West Broad Street           Director and President, Long Term Care
                          Richmond, Virginia 23230         Division
Terrence O. Jones........ 7 Times Square Tower Suite 1906  Director
                          New York, New York 10036
Kelly L. Groh............ 6610 West Broad Street           Director, Senior Vice President and Chief
                          Richmond, Virginia 23230         Financial Officer
Alexandra Duran.......... 150 E. 85th Street               Director
                          New York, New York 10028
Harry D. Dunn............ 700 Main St.                     Director and Vice President
                          Lynchburg, Virginia 24504
James J. Buddle.......... 704 Green View Lane              Director
                          Doylestown, PA 18901
John G. Apostle, II...... 6620 West Broad Street           Vice President and Chief Compliance
                          Richmond, Virginia 23230         Officer
Thomas E. Duffy.......... 6610 West Broad Street           Senior Vice President, General Counsel and
                          Richmond, Virginia 23230         Secretary
Geoffrey S. Stiff........ 6610 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
John Connolly............ 6620 West Broad Street           Senior Vice President, Long Term Care
                          Richmond, Virginia 23230         Division
Elena K. Edwards......... 700 Main Street                  Senior Vice President
                          Lynchburg, Virginia 24504
Christopher J. Grady..... 6610 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Patrick B. Kelleher...... 6620 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Scott J. McKay........... 6620 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
James H. Reinhart........ 6610 West Broad Street           Senior Vice President
                          Richmond, Virginia 23230
Jac J. Amerell........... 6610 West Broad Street           Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street           Treasurer
                          Richmond, Virginia 23230
Matthew P. Sharpe........ 6610 West Broad Street           Vice President
                          Richmond, Virginia 23230
Michael P. Cogswell...... 6610 West Broad Street           Vice President
                          Richmond, Virginia 23230

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACTOWNERS


   There were 1,399 owners of Qualified Contracts and 1,054 owners of Non-Qualified Contracts as of June 24, 2010.


ITEM 28. INDEMNIFICATION

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)

         NAME                   ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Thomas E. Duffy........ 6610 W. Broad St.         Director and Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6620 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Geoffrey S. Stiff...... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Bonnie C. Turner....... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                          (2)
                                    NET UNDERWRITING       (3)            (4)
                                     DISCOUNTS AND     COMPENSATION    BROKERAGE      (5)
(1) NAME OF PRINCIPAL UNDERWRITER     COMMISSIONS     ON REDEMPTION   COMMISSIONS COMPENSATION
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $6.2 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of June, 2010.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

                                        GENWORTH LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                        (Depositor)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  MICHAEL P. COGSWELL
                                                    VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE                         TITLE                      DATE
        ---------                         -----                       ----

  /s/  DAVID J. SLOANE    Director, Chairperson of the Board,    June 30, 2010
 ------------------------   President and Chief Executive
     DAVID J. SLOANE        Officer

 ------------------------ Director                               June   , 2010
    MARSHAL S. BELKIN

  /s/  WARD E. BOBITZ*    Director, Vice President and           June 30, 2010
 ------------------------   Assistant Secretary
     WARD E. BOBITZ

  /s/  RICHARD I. BYER*   Director                               June 30, 2010
 ------------------------
     RICHARD I. BYER

   /s/  PAUL A. HALEY*    Director, Senior Vice President and    June 30, 2010
 ------------------------   Chief Actuary
      PAUL A. HALEY

 ------------------------ Director                               June   , 2010
     ALEXANDRA DURAN

 /s/  PAMELA S. SCHUTZ*   Director and Executive Vice President  June 30, 2010
 ------------------------
    PAMELA S. SCHUTZ

 /s/  GEOFFREY S. STIFF*  Senior Vice President                  June 30, 2010
 ------------------------
    GEOFFREY S. STIFF

        SIGNATURE                         TITLE                      DATE
        ---------                         -----                       ----

 /s/  THOMAS M. STINSON*  Director and President, Long Term      June 30, 2010
 ------------------------   Care Division
    THOMAS M. STINSON

 ------------------------ Director, Senior Vice President and    June   , 2010
    RONALD P. JOELSON       Chief Investment Officer

   /S/  HARRY D. DUNN*    Director and Vice President            June 30, 2010
 ------------------------
      HARRY D. DUNN

 /S/  TERRENCE O. JONES*  Director                               June 30, 2010
 ------------------------
    TERRENCE O. JONES

  /S/  JAMES J. BUDDLE*   Director                               June 30, 2010
 ------------------------
     JAMES J. BUDDLE

   /S/  KELLY L. GROH*    Director, Senior Vice President and    June 30, 2010
 ------------------------   Chief Financial Officer
      KELLY L. GROH

  /s/  JAC J. AMERELL*    Vice President and Controller          June 30, 2010
 ------------------------
     JAC J. AMERELL



*By:  /s/  MICHAEL P. COGSWELL , pursuant to Power of         June 30, 2010
      ------------------------   Attorney executed on
        MICHAEL P. COGSWELL      December 16, 2009.